Inventory - Schedule of Inventory (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 1,117	$ 1,587
Work in process	1,434	2,659
Finished goods	6,833	6,538
Total	$ 9,384	$ 10,784